Income tax benefit (expense) - Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Current tax
Current period	$ (37)	$ (85)		$ 60
Total current tax	(37)	(85)		60
Deferred tax
Recognition of unused tax losses/(use of tax losses)	(195)	1,473		220
Other	(6)	(30)		(106)
Total deferred tax	(201)	1,443		114
Total tax benefit/(expense)	$ (238)	$ 1,358	[1]	$ 174	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.